SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Revenues	$ 3,535	$ 2,115	$ 1,855
Net income attributable to partnership	125	487	301
Statement of financial position [abstract]
Current assets	1,512	1,632	1,553
Non-current assets	27,965	19,643	16,182
Current liabilities	1,564	1,515	1,210
Non-current liabilities	14,439	10,116	9,349
Non-controlling interest—Redeemable Partnership Units held by Brookfield	2,012	1,860	1,518
Non-controlling interests—in operating subsidiaries	5,875	2,771
Preferred unitholders	595	375
Our partnership
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	11	285	169
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	5,514	4,937
Current liabilities	0	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
The Issuers
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	0	0	0
Statement of financial position [abstract]
Current assets	0	3
Non-current assets	0	297
Current liabilities	0	5
Non-current liabilities	1,313	1,004
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	125	487	301
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	5,987	5,248
Current liabilities	0	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues	3,535	2,115	1,855
Net income attributable to partnership	(11)	(285)	$ (169)
Statement of financial position [abstract]
Current assets	1,512	1,629
Non-current assets	16,464	9,161
Current liabilities	1,564	1,510
Non-current liabilities	13,126	9,112
Non-controlling interest—Redeemable Partnership Units held by Brookfield	2,012	1,860
Non-controlling interests—in operating subsidiaries	5,875	2,771
Preferred unitholders	$ 595	$ 375